Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity

19. Equity

(i) As at December 31, 2014, the Company's authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2013: 500 million common shares).

(ii) During the year ended December 31, 2012, 76,095 options were exercised at US$0.0001 per share under the Plan.

(iii) During the year ended December 31, 2012, 43,980 options were exercised at US$1.21 per share under the 2007 Plan.

(iv) During the year ended December 31, 2012, 33,500 options were exercised at US$1.365 per share under the 2007 Plan.

(v) On June 19, 2012, the Company announced a new share repurchase program of up to US$20 million. During the year ended December 31, 2012, 4,091,650 common shares were repurchased at a total cost of US$5,708,281.

(vi) During the year ended December 31, 2012, the Company distributed dividends to common shareholders of US$8,769,530.

(vii) During the year ended December 31, 2013, 15,124 options were exercised at US$2.5 per share under the Plan.

(viii) During the year ended December 31, 2013, 406,666 options were exercised at US$1.87 per share under the 2007 Plan.

(ix) During the year ended December 31, 2013, 200,000 options were exercised at US$1.8 per share under the 2007 Plan.

(x) During the year ended December 31, 2013, 4,082,020 options were exercised at US$1.21 per share under the 2007 Plan.

(xi) On July 12, 2013, the Board of Directors unanimously authorized management to repurchase up to US$60 million of the Company's shares (the 2013 Repurchase Program) from the approval date to the end of 2015.

(xii) During the year ended December 31, 2013, 2,629,716 common shares were repurchased at a total cost of US$5,767,159.

(xiii) On September 19, 2013, the Company had purchased a cumulative total of 14,264,896 treasury shares for a consideration of US$19,434,281 with a weighted average price of US$1.36 per share. On September 19, 2013, 12,000,000 out of the 14,264,896 treasury shares were issued to TPG Asia as part of the TPG Private Placement and the Company received gross proceeds of approximately US$32,880,000 from the issuance of the treasury shares.

(xiv) During the year ended December 31, 2013, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$14,724,740.

(xv) During the year ended December 31, 2014, 33,000 options were exercised at US$1.21 per share under the 2007 Plan.

(xvi) During the year ended December 31, 2014, 9,025,690 common shares were repurchased at a total cost of US$17,610,787.

(xvii) During the year ended December 31, 2014, 4,234,884 common shares were repurchased at a total cost of US$7,042,725 under the 2014 RSU Plan, which were granted to employees and directors (note 16).

(xviii) During the year ended December 31, 2014, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$15,288,919.